LONG-TERM DEBT AND CREDIT FACILITIES - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Long-term debt and credit facilities	$ 1,837.4	$ 1,735.0
Operations in Brazil, Mauritania, Ghana and Chile
Long-term debt
Surety bonds	$ 184.7	161.5
Fees incured (as a percentage)	0.70%
Letter of Credit guarantee facility
Long-term debt
Maximum borrowing capacity	$ 300.0
Borrowings, maturity	June 30, 2020
Long-term debt and credit facilities	$ 227.8	227.4
Fees incured (as a percentage)	0.95%
Surety bonds
Long-term debt
Surety bonds	$ 276.5	$ 264.4
Fees incured (as a percentage)	0.65%